Other Real Estate Owned ("OREO") (Textual) (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate Acquired Through Foreclosure	$ 1.2	$ 1.4	$ 2.6
Mortgage Loans in Process of Foreclosure, Amount		$ 1.1